Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

	December 31, 2024	December 31, 2023
Computers	$170,954	$195,140
Office equipment	290	290
Less—Accumulated depreciation	(153,912)	(115,837)
Property and equipment, net	$17,332	$79,593